Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Disaggregates Our Cash Balances by Currency Denomination	We maintain cash balances in Singapore dollars (“SGD”), U.S. Dollars (“USD”) and Malaysian Ringgit (“MYR”). The following table, reported in USD, disaggregates our cash balances by currency denomination:
	For the Years Ended March 31,
	2024	2023
Cash denominated in:
SGD	$7,443	$8,966
USD	135	—
MYR	70	106
Total	$7,648	$9,072

Schedule of Property and Equipment	At March 31, 2024 and 2023, property and equipment consisted of the following:
	As of March 31,
	2024	2023
Machinery	$6,837	$7,516
Motor vehicles	1,086	718
Office equipment	1,328	1,222
Furniture and fixtures	797	811
Leasehold improvements	805	787
Leasehold property	7,193	7,235
	18,046	18,289
Less: accumulated depreciation	(7,964)	(7,369)
Total	$10,082	$10,920

Schedule of Translate Amounts Denominated in Non-USD Currencies	We used the exchange rates in the following table to translate amounts denominated in non-USD currencies as of and for the periods noted:
	As of March 31,
	2024	2023
Exchange rates at March 31:
SGD:USD	0.74	0.75
RM:USD	0.21	0.23
	For the Years Ended March 31,
	2024	2023
Average exchange rate during the year ended March 31:
SGD:USD	0.74	0.73
RM:USD	0.21	0.22

Property, Plant and Equipment [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Machinery	2 to 5 years
Motor vehicles	5 years
Furniture and fixtures	2 to 5 years
Office equipment	2 to 5 years
Leasehold improvements	Shorter of useful life or lease term
Office improvements	2 to 5 years
Capitalized software	2 to 3 years
Leasehold property	27 to 32 years